Bank of America Corporate Center 100 North Tryon Street Suite 4000 Charlotte, NC 28202-4025 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com
COREY F. ROSE corey.rose@dechert.com +1 704 339 3164 Direct +1 704 339 3158 Fax

December 18, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Investors Trust (on behalf of ING T. Rowe Price Capital Appreciation Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING T. Rowe Price Capital Appreciation Portfolio, a series of the Registrant, will acquire all of the assets of ING Oppenheimer Active Allocation Portfolio, a series of the Registrant, in exchange for shares of ING T. Rowe Price Capital Appreciation Portfolio and the assumption by ING T. Rowe Price Capital Appreciation Portfolio of the liabilities of ING Oppenheimer Active Allocation Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 704-339-3164.

Very truly yours,

/s/ Corey Rose
Corey Rose

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